Supplement to the
Fidelity® Advisor Japan Fund
Class A, Class T, Class B, and Class C
December 29, 2001
Prospectus

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of the fund. The annual class operating expenses provided below for Class A, Class T, Class B, and Class C do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

Annual class operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.73%	0.73%	0.73%	0.73%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.90%	1.02%	1.01%	0.86%
Total annual class operating expensesA	1.88%	2.25%	2.74%	2.59%

A FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions (including those covered by the Class A and Class T 12b-1 plans), and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Japan	1.75%	08/01/02	2.00%	08/01/02	2.50%	08/01/02	2.50%	08/01/02

These arrangements may be discontinued by FMR at any time.

AJAF-02-03 October 1, 2002
1.743385.108

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses and/or to promote the sale of class shares. Including these reductions, the total operating expenses are shown in the table below.

Total Operating Expenses
Advisor Japan - Class A	1.71%A
Advisor Japan - Class T	1.96%A
Advisor Japan - Class B	2.47%A
Advisor Japan - Class C	2.46%A

A After reimbursement.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 13.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 15.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 20.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

The following information replaces similar information found in the "Fund Management" section on page 23.

  Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for the fund. As of June 30, 2001, FIJ had approximately $21.9 billion in discretionary assets under management. Currently, FIJ is primarily responsible for choosing investments for the fund.

FMRC serves as a sub-adviser for the fund. FMRC may provide investment advisory services for the fund.

The following information replaces the biographical information for William Kennedy, found in the "Fund Management" section on page 23.

June-Yon Kim is manager of Advisor Japan, which he has managed since October 2002. Since joining Fidelity Investments in 1996, Mr. Kim has worked as a research analyst and manager.

Effective September 19, 2002, the following information replaces similar information found in the "Fund Distribution" section on page 26.

Except as provided below, investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. For purchases of Class C shares made for an intermediary-sponsored managed account program, employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

Effective September 19, 2002, the following information supplements the information found in the "Fund Distribution" section on page 29.

The Class B or Class C CDSC will not apply to the redemption of shares:

6. (Applicable to Class C only) From an intermediary-sponsored managed account program.

The following information replaces the second through eighth paragraphs after the heading "Conversion Feature" in the "Fund Services - Fund Distribution" section beginning on page 31.

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments other than as described in the following paragraph. The Trustees may approve monthly 12b-1 (distribution) fee payments for Class A only when the Trustees believe it is in the best interests of Class A shareholders to do so.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class A may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class A does not anticipate using a substantial amount of brokerage commissions for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class T has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class T is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of is average net assets throughout the month. Class T's 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class T may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class T does not anticipate using a substantial amount of brokerage commissions for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class T plan, Class T pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Effective September 19, 2002, the following information replaces similar information found in the "Fund Distribution" section on page 33.

For purchases of Class C shares made for an intermediary-sponsored managed account program, employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of the Class C 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the Class C 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Supplement to the
Fidelity® Advisor Japan Fund
Institutional Class
December 29, 2001 Prospectus

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

Annual class operating expenses (paid from class assets)

Institutional Class
Management fee	0.73%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.75%
Total annual class operating expensesA	1.48%

A Effective August 1, 2002, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.50%. This arrangement may be discontinued by FMR at any time.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

AJAFI-02-02 October 1, 2002
1.743386.106

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 14.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 17.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

The following information replaces similar information found in the "Fund Management" section on page 20.

  Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for the fund. As of June 30, 2001, FIJ had approximately $21.9 billion in discretionary assets under management. Currently, FIJ is primarily responsible for choosing investments for the fund.

FMRC serves as a sub-adviser for the fund. FMRC may provide investment advisory services for the fund.

The following information replaces the biographical information for William Kennedy, found in the "Fund Management" section on page 20.

June-Yon Kim is manager of Advisor Japan, which he has managed since October 2002. Since joining Fidelity Investments in 1996, Mr. Kim has worked as a research analyst and manager.